Common Share Repurchases	6 Months Ended
Jun. 30, 2014
Common Share Repurchases disclosure
Common Share Repurchases disclosure [Text Block]

7.                          COMMON SHARE REPURCHASES

During the three months and six months ended June 30, 2014, the Company repurchased 9.5 million and 17.3 million shares, respectively, under its share repurchase authorization, for a total cost of $875 million and $1.53 billion, respectively.  The average cost per share repurchased was $92.67 and $88.27, respectively.  At June 30, 2014, the Company had $3.23 billion of capacity remaining under the share repurchase authorization.